Income taxes - Reconciliation structure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate in Finland	20.00%
Deferred tax assets and liabilities
Income tax benefit at statutory rate	€ 72	€ 102	€ 274
Permanent difference-expense	(22)
Permanent difference-revenue		85	31
Tax impact on operating models changes	13	(245)	439
Non-credible withholding taxes	(24)	(29)	(42)
Income taxes for prior years	26	(132)	3
Effect of different tax rates of subsidiaries operating in other jurisdictions	(31)	178	88
Effect of deferred tax assets not recognized	(205)	(164)	(318)
Benefit arising from previously unrecognized deferred tax assets	46	56	19
Net increase in uncertain tax positions	(43)		(20)
Change in income tax rates	(45)	(738)	3
Income taxes on undistributed earnings	26	(42)	(23)
Other	(2)	2	3
Total	(189)	(927)	457
Additional deferred tax assets resulting from the transfer of certain intellectual property			348
Additional deferred tax assets resulting from tax elections made pertaining to an acquisition			€ 91
Net income tax liability relating to uncertain tax positions	€ 177	344
UNITED STATES
Deferred tax assets and liabilities
Change in income tax rates		(777)
GERMANY
Deferred tax assets and liabilities
Income taxes for prior years		€ (139)